Employee Benefits - Employee Benefit Expenses (Detail) - MXN ($) $ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Classes of employee benefits expense [abstract]
Wages and salaries	$ 68,312	$ 64,776	$ 58,745
Social security costs	11,595	11,494	10,486
Employee profit sharing	1,112	1,205	1,294
Post-employment benefits	1,002	795	842
Share-based payments	575	200	405
Termination benefits	201	169	132
Employee benefits expense	$ 82,797	$ 78,639	$ 71,904